Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Geographic Operating Segment	12 Months Ended
Dec. 31, 2017
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Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Geographic Operating Segment
4)	BUSINESS COMBINATIONS, DISCONTINUED OPERATIONS, SALE OF OTHER DISPOSAL GROUPS AND SELECTED FINANCIAL INFORMATION BY GEOGRAPHIC OPERATING SEGMENT

4.1)	BUSINESS COMBINATIONS

On December 5, 2016, through its subsidiary Sierra Trading (“Sierra”), CEMEX presented an offer and take-over bid, which was amended on January 9, 2017 (the “Offer”), to all shareholders of Trinidad Cement Limited (“TCL”), a company publicly listed in Trinidad and Tobago, that was then also listed in Jamaica and Barbados, in which CEMEX already held a 39.5% interest prior to the Offer, to acquire up to 132,616,942 ordinary shares in TCL (equivalent to approximately 30.2% of TCL’s common stock). TCL’s main operations are located in Trinidad and Tobago, Jamaica and Barbados. Pursuant to the Offer, Sierra offered TT$5.07 in cash per TCL share, or its equivalent in US$0.76 except to Shareholders in Barbados (the “Offer Price”). On January 24, 2017, after all terms and conditions were complied with or waived, the Offer was declared unconditional.

In addition, the Offer closed in Jamaica on February 7, 2017. TCL shares deposited in response to the Offer together with Sierra’s existing 39.5% shareholding in TCL represented approximately 69.8% of the outstanding shares of TCL. The total consideration paid by Sierra for the TCL shares under the Offer was US$86 (Ps1,791). CEMEX started consolidating TCL on February 1, 2017. During 2017, TCL was delisted from the Jamaica and Barbados stock exchanges. CEMEX determined a fair value of TCL’s assets as of February 1, 2017 of US$525 (Ps10,936), which considers a price of TT$5.07 per share for the percentage acquired in the Amended Offer and TT$4.15 per share, or the market price before the Offer, for the remaining shares, and US$113 (Ps2,354) of debt assumed, among other effects. The purchase of TCL represented a step acquisition. As a result, the remeasurement of CEMEX’s previous held ownership interest in TCL of 39.5% generated a gain of US$32 (Ps623) as part of “Financial income and other items, net.” All convenience translations to pesos above consider an exchange rate of 20.83 pesos per dollar as of February 1, 2017.

As of December 31, 2017, after significantly concluding the allocation of TCL’s fair value to the assets acquired and liabilities assumed, the statement of financial position of TCL at the acquisition date of February 1, 2017 was as follows:

		As of February 1, 2017
Current assets	US$	84
Property, machinery and equipment		331
Intangible assets and other non-current assets (includes goodwill of US$100)		110

Total assets		525

Current liabilities (includes debt of US$47)		122
Non-current liabilities (includes debt of US$97 and deferred tax liabilities of US$19)		154

Total liabilities		276

Net assets	US$	249
Non-controlling interest net assets		70

Controlling interest net assets	US$	179

In connection with agreements entered into with Holcim Ltd (“Holcim” currently LafargeHolcim Ltd) on October 31, 2014, CEMEX and Holcim agreed a series of related transactions, executed on January 5, 2015, and with retrospective effects as of January 1, 2015, by means of which: a) in the Czech Republic, CEMEX acquired all of Holcim’s assets, including a cement plant, four aggregates quarries and 17 ready-mix plants for €115 (US$139 or Ps2,049); b) in Germany, CEMEX sold to Holcim its assets in the western region of the country for €171 (US$207 or Ps3,047); c) in Spain, CEMEX acquired from Holcim one cement plant in the southern part of the country with a production capacity of 850 thousand tons, and one cement mill in the central part of the country with grinding capacity of 900 thousand tons, among other related assets for €88 (US$106 or Ps1,562); and d) CEMEX agreed a final payment in cash to Holcim of €33 (US$40 or Ps594). As of January 1, 2015, after concluding the purchase price allocation to the fair values of the assets acquired and liabilities assumed, no goodwill was determined in respect of the Czech Republic, while in Spain, the fair value of the net assets acquired for €106 (US$129 or Ps1,894) exceeded the purchase price in €19 (US$22 or Ps328). After the reassessment of fair values, this gain was recognized during 2015 in the income statement.

The purchase price allocation of these acquisitions as of January 1, 2015 was as follows:

		Czech Republic	Spain	Total
Current assets	Ps	231	59	290
Property, machinery and equipment		1,419	2,004	3,423
Other non-current assets		270	—	270
Intangible assets		590	2	592

Fair value of assets acquired		2,510	2,065	4,575

Current liabilities		117	57	174
Non-current liabilities		344	114	458

Fair value of liabilities assumed		461	171	632

Fair value of net assets acquired	Ps	2,049	1,894	3,943

4.2)	DISCONTINUED OPERATIONS

As mentioned in note 2.1, considering the resolution by the European Commission that ultimately did not allow Duna-Dráva Cement to purchase the CEMEX’s Croatian Operations and the decision of CEMEX to maintain such operations, as of December 31, 2017 and 2016 and for the years ended December 31, 2017, 2016 and 2015, the Croatian Operations are consolidated line-by-line in the statements of financial position and income statements. The financial statements and footnotes issued in prior periods, in which CEMEX reported the Croatian Operations as “Discontinued Operations” and “Assets held for sale,” have been re-presented in order to reverse such presentation.

As of December 31, 2016, the condensed information of the statement of financial position of the Croatian Operations was as follows:

		2016
Current assets	Ps	573
Property, machinery and equipment, net		3,023
Intangible assets, net and other non-current assets		568

Total assets		4,164

Current liabilities		539
Non-current liabilities		112

Total liabilities		651

Net assets	Ps	3,513

For the years 2016 and 2015, the condensed information of the income statement of the Croatian Operations was as follows:

		2016	2015
Sales	Ps	1,853	1,892
Cost of sales and operating expenses		(1,629)	(1,665)
Other products (expenses), net		(31)	13
Financial expenses, net and others		(24)	(35)

Earnings before income tax		169	205
Income tax		(29)	(43)

Net income	Ps	140	162

On April 17, 2017, one of CEMEX’s subsidiaries in the United States signed a definitive agreement for the sale of its Pacific Northwest Materials Business consisting of aggregate, asphalt and ready-mix concrete operations in Oregon and Washington to Cadman Materials, Inc., a subsidiary of HeidelbergCement Group, for US$150. On June 30, 2017, CEMEX announced that after approval from regulators, it has completed the sale of these assets. CEMEX realized a net gain on disposal of these assets of US$22 (Ps399), which included a proportional allocation of goodwill of US$73 (Ps64). Considering the disposal of its Pacific Northwest Materials Business, the operations of that business for the six-month period ending June 30, 2017, and for the full years ended December 31, 2016 and 2015, included in CEMEX’s income statements were reclassified to the single line item “Discontinued Operations.”

On November 28, 2016, one of CEMEX’s subsidiaries in the United States signed a definitive agreement to divest its Concrete Reinforced Pipe Manufacturing Business (“Concrete Pipe Business”) in the United States to Quikrete Holdings, Inc. (“Quikrete”) for US$500 plus an additional US$40 contingent consideration based on future performance. On January 31, 2017, CEMEX closed the sale to Quikrete according to the agreed upon price conditions, determined a net gain on disposal of these assets for US$148 (Ps3,083), including US$260 (Ps5,369) of goodwill associated to the reporting segment in the United States that was proportionally allocated to these net assets based on their relative fair values. Considering the disposal of the entire Concrete Pipe Business, its operations for the one-month period ending January 31, 2017 and full years ended December 31, 2016 and 2015, included in CEMEX’s income statements were reclassified to the single line item “Discontinued Operations.”

On May 26, 2016, CEMEX closed the sale of its operations in Bangladesh and Thailand to Siam City Cement Public Company Ltd. for US$70 (Ps1,450). The operations in Bangladesh and Thailand for the period from January 1 to May 26, 2016 and the year 2015, included in CEMEX’s income statements were reclassified to the single line item “Discontinued operations” and include in 2016, a gain on sale of US$24 (Ps424), net of the reclassification of foreign currency translation gains associated with these operations accrued in equity until disposal for US$7 (Ps122).

With effective date October 31, 2015, after all agreed upon conditions precedent were satisfied, CEMEX completed the process for the sale of its operations in Austria and Hungary that started on August 12, 2015 to the Rohrdorfer Group for €165 (US$179 or Ps3,090), after final adjustments negotiated for changes in cash and working capital balances as of the transfer date. The combined operations in Austria and Hungary consisted of 29 aggregate quarries and 68 ready-mix plants. The operations in Austria and Hungary for the ten-month period ended October 31, 2015 and the year ended December 31, 2014, included in CEMEX’s statements of operations, were reclassified to the single line item “Discontinued operations,” which includes, in 2015, a gain on sale of US$45 (Ps741), net of the reclassification of foreign currency translation gains accrued in equity until October 31, 2015 for an amount of US$10 (Ps215).

The following table presents condensed combined information of the statement of operations of CEMEX’s discontinued operations in the Pacific Northwest Materials Business in the United States for the six-months period ended June 30, 2017 and for the years 2016 and 2015; the Concrete Pipe Business operations in the United States for the one-month period ended January 31, 2017 and for the years 2016 and 2015, the operations in Bangladesh and Thailand for the period from January 1 to May 26, 2016 and for the year 2015, and the operations in Austria and Hungary for the ten-month period ended October 31, 2015:

		2017	2016	2015
Sales	Ps	1,549	8,979	11,888
Cost of sales and operating expenses		(1,531)	(8,440)	(11,665)
Other products (expenses), net		14	(2)	23
Financial expenses, net and others		(3)	(57)	49

Earnings before income tax		29	480	295
Income tax		—	(101)	6

Net income		29	379	301
Net income of non-controlling interest		—	—	(15)

Net income of controlling interest	Ps	29	379	286

Selected condensed combined financial information of the statement of financial position at this date of such operations was as follows:

		2016
Current assets	Ps	1,146
Property, machinery and equipment, net		4,188
Intangible assets, net and other non-current assets		6,835

Total assets		12,169

Current liabilities		(99)
Non-current liabilities		(336)

Total liabilities		(435)

Net assets	Ps	11,734

4.3)	OTHER DISPOSAL GROUPS

On November 18, 2016, a subsidiary of CEMEX in the United States closed the sale to an affiliate of Grupo Cementos de Chihuahua, S.A.B. de C.V. (“GCC”) of certain assets consisting in CEMEX’s cement plant in Odessa, Texas, two cement terminals and the building materials business in El Paso, Texas and Las Cruces, New Mexico, for an amount of US$306 (Ps6,340). The Odessa plant had an annual production capacity of approximately 537 thousand tons (unaudited). The transfer of control was effective on November 18, 2016. As a result of the sale of these assets, CEMEX recognized in 2016 a gain of US$104 (Ps2,159) as part of “Other expenses, net” in the income statement, net of an expense for the proportional write-off of goodwill associated to CEMEX’s reporting segment in the United States based on their relative fair values for US$161 (Ps3,340) and the reclassification of proportional foreign currency translation gains associated with these net assets accrued in equity until disposal for US$65 (Ps1,347).

On September 12, 2016, CEMEX announced that one of its subsidiaries in the United States signed a definitive agreement for the sale of its Fairborn, Ohio cement plant and cement terminal in Columbus, Ohio to Eagle Materials Inc. (“Eagle Materials”) for US$400 (Ps8,288). Fairborn plant had an annual production capacity of approximately 730 thousand tons (unaudited). On February 10, 2017, CEMEX announced that such subsidiary in the United States closed the divestment of these assets, and recognized in 2017 a gain on disposal for US$188 (Ps3,694) as part of “Other expenses, net“ in the income statement, net of an expense for the proportional write-off of goodwill associated to CEMEX’s reporting segment in the United States based on their relative fair values for US$211 (Ps4,365).

The operations of the net assets sold to GCC and Eagle Materials, mentioned above, did not represent discontinued operations and were consolidated by CEMEX line-by-line in the income statements for all the reported periods. In arriving to this conclusion, CEMEX evaluated: a) the Company’s ongoing cement operations on its CGUs in Texas and the East coast; and b) the relative size of the net assets sold and held for sale in respect to the Company’s remaining overall ongoing cement operations in the United States. Moreover, as a reasonability check, CEMEX measured the materiality of such net assets using a threshold of 5% of consolidated net sales, operating earnings before other expenses, net, net income and total assets. In no case the 5% threshold was reached.

For the years 2017, 2016 and 2015, selected combined statement of operations information of the net assets sold to GCC on November 18, 2016 and those to Eagle Materials was as follows:

		2017	2016	2015
Net sales	Ps	86	3,322	3,538
Operating costs and expenses		(71)	(2,800)	(2,795)

Operating earnings before other expenses, net	Ps	15	522	743

On December 2, 2016, CEMEX agreed the sale of its assets and activities related to the ready-mix concrete pumping business in Mexico to Cementos Españoles de Bombeo, S. de R.L., subsidiary in Mexico of Pumping Team S.L.L. (“Pumping Team”), specialist in the supply of ready-mix concrete pumping services based in Spain, for Ps1,649, which includes the sale of fixed assets upon closing of the transaction for Ps309 plus administrative and client and market development services, as well as the lease facilities in Mexico that CEMEX will supply to Pumping Team over a period of ten years with the possibility to extend for three additional years, for an aggregate initial amount of Ps1,340, plus a contingent revenue subject to results for up to Ps557 linked to annual metrics beginning in the first year and up to the fifth year of the agreement. On April 28, 2017, after receiving the approval by the Mexican authorities, CEMEX concluded the sale.

In addition, as part of related transactions agreed with Holcim Ltd. (note 4.1), effective as of January 1, 2015, CEMEX sold to Holcim its assets in the western region of Germany, consisting of one cement plant, two cement grinding mills, one slag granulator, 22 aggregates quarries and 79 ready-mix plants for €171 (US$207 or Ps3,047), while CEMEX maintained its operations in the northern, eastern and southern regions of the country.

4.4)	SELECTED FINANCIAL INFORMATION BY GEOGRAPHIC OPERATING SEGMENT

Geographic operating segments represent the components of CEMEX that engage in business activities from which CEMEX may earn revenues and incur expenses, whose operating results are regularly reviewed by the entity’s top management to make decisions about resources to be allocated to the segments and assess their performance, and for which discrete financial information is available. CEMEX operates geographically on a regional basis. Effective January 1, 2016, according to an announcement made by CEMEX’s Chief Executive Officer (“CEO”), the Company’s operations were reorganized into five geographical regions, each under the supervision of a regional president, as follows: 1) Mexico, 2) United States, 3) Europe, 4) South, Central America and the Caribbean, and 5) Asia, Middle East and Africa. Each regional president supervises and is responsible for all the business activities in the countries comprising the region. These activities refer to the production, distribution, marketing and sale of cement, ready-mix concrete, aggregates and other construction materials, the allocation of resources and the review of their performance and operating results. All regional presidents report directly to CEMEX’s CEO. The country manager, who is one level below the regional president in the organizational structure, reports the performance and operating results of its country to the regional president, including all the operating sectors. CEMEX’s top management internally evaluates the results and performance of each country and region for decision-making purposes and allocation of resources, following a vertical integration approach considering: a) that the operating components that comprise the reported segment have similar economic characteristics; b) that the reported segments are used by CEMEX to organize and evaluate its activities in its internal information system; c) the homogeneous nature of the items produced and traded in each operative component, which are all used by the construction industry; d) the vertical integration in the value chain of the products comprising each component; e) the type of clients, which are substantially similar in all components; f) the operative integration among components; and g) that the compensation system for employees of a specific country is based on the consolidated results of the geographic segment and not on the particular results of the components. Consequently, in CEMEX’s daily operations, management allocates economic resources and evaluates operating results on a country basis rather than on an operating component basis.

The financial information by geographic operating segment issued in the financial statements of prior years was restated in order to give effect to: a) the reversal from discontinued operations related to CEMEX’s Croatian Operations for the years 2016 and 2015 (note 4.1); and b) the new geographical operating organization described above for the year 2015. Until December 31, 2015, CEMEX’s operations were organized into six geographical regions: 1) Mexico, 2) United States, 3) Northern Europe, 4) Mediterranean, 5) South, Central America and the Caribbean, and 6) Asia. Under the current operating organization, the geographical operating segments under the former Mediterranean region were incorporated into the current Europe region or the Asia, Middle East and Africa region, as corresponded.

Considering the financial information that is regularly reviewed by CEMEX’s top management, each geographic region and the countries that comprise such regions represent reportable operating segments. However, for disclosure purposes in these notes, considering similar regional and economic characteristics and/or the fact that certain countries do not exceed certain materiality thresholds to be reported separately, such countries have been aggregated and presented as single line items as follows: a) “Rest of Europe” is mainly comprised of CEMEX’s operations in the Czech Republic, Poland, Croatia and Latvia, as well as trading activities in Scandinavia and Finland; b) “Rest of South, Central America and the Caribbean” is mainly comprised of CEMEX’s operations in Puerto Rico, the Dominican Republic, Nicaragua, Jamaica and other countries in the Caribbean, excluding TCL, Guatemala, and small ready-mix concrete operations in Argentina; and c) “Rest of Asia, Middle East and Africa” is mainly comprised of CEMEX’s operations in the United Arab Emirates, Israel and Malaysia. The segment “Others” refers to: 1) cement trade maritime operations, 2) Neoris N.V., CEMEX’s subsidiary involved in the development of information technology solutions, 3) the Parent Company and other corporate entities, and 4) other minor subsidiaries with different lines of business. For the year 2017, for purposes of the geographic operating segments presented in the following tables of this note, CEMEX’s operations acquired in the Caribbean, mainly in Trinidad and Tobago, Jamaica and Barbados as part of the purchase of TCL, are reported in the line item named “Caribbean TCL.”

Considering that is an indicator of CEMEX’s ability to internally fund capital expenditures, as well as a widely accepted financial indicator to measure CEMEX’s ability to service or incur debt (note 16), one relevant indicator used by CEMEX’s management to evaluate the performance of each country is “Operating EBITDA” (operating earnings before other expenses, net, plus depreciation and amortization). This is not an indicator of CEMEX’s financial performance, an alternative to cash flows, a measure of liquidity or comparable to other similarly titled measures of other companies. This indicator, which is presented in the selected financial information by geographic operating segment, is consistent with the information used by CEMEX’s management for decision-making purposes. The accounting policies applied to determine the financial information by geographic operating segment are consistent with those described in note 2.

Selected information of the consolidated statements of operations by geographic operating segment for the years ended December 31, 2017, 2016 and 2015 was as follows:

2017		Net sales (including related parties)	Less: Related parties	Net sales	Operating EBITDA	Less: depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	Ps	58,442	(1,075)	57,367	21,215	2,246	18,969	(687)	(409)	(534)
United States		65,536	—	65,536	10,652	6,200	4,452	3,202	(631)	(177)
Europe
United Kingdom		20,179	—	20,179	2,763	997	1,766	450	(77)	(397)
France		16,162	—	16,162	855	549	306	(129)	(61)	18
Germany		10,056	(1,339)	8,717	743	509	234	(11)	(14)	(63)
Spain		6,870	(990)	5,880	344	638	(294)	(711)	(34)	12
Poland		5,552	(74)	5,478	647	361	286	(140)	(30)	(8)
Rest of Europe		9,439	(864)	8,575	1,463	688	775	(131)	(24)	71
South, Central America and the Caribbean (“SAC”)
Colombia[1]		10,685	—	10,685	2,166	507	1,659	(642)	(129)	(36)
Panama[1]		5,112	(98)	5,014	2,007	319	1,688	(20)	(5)	7
Costa Rica[1]		2,805	(379)	2,426	1,000	99	901	—	(5)	29
Caribbean TCL[3]		4,332	(49)	4,283	1,059	610	449	(139)	(215)	(25)
Rest of SAC[1]		11,716	(872)	10,844	2,602	449	2,153	(1,069)	(23)	(12)
Asia, Middle East and Africa (“AMEA”)
Philippines[2]		8,296	—	8,296	1,394	528	866	89	(3)	(24)
Egypt		3,862	—	3,862	594	299	295	(210)	(60)	574
Rest of AMEA		13,516	—	13,516	1,855	363	1,492	(174)	(28)	12
Others		22,514	(11,203)	11,311	(2,796)	630	(3,426)	(3,493)	(17,553)	4,169

Continuing operations		275,074	(16,943)	258,131	48,563	15,992	32,571	(3,815)	(19,301)	3,616
Discontinued operations		1,550	(1)	1,549	75	57	18	14	(3)	—

Total	Ps	276,624	(16,944)	259,680	48,638	16,049	32,589	(3,801)	(19,304)	3,616

2016		Net sales (including related parties)	Less: Related parties	Net sales	Operating EBITDA	Less: depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	Ps	53,579	(848)	52,731	19,256	2,390	16,866	(608)	(339)	2,695
United States		66,554	—	66,554	10,973	6,400	4,573	2,919	(487)	(212)
Europe
United Kingdom		21,153	—	21,153	3,606	1,047	2,559	711	(63)	(393)
France		14,535	—	14,535	669	484	185	(110)	(53)	2
Germany		9,572	(1,385)	8,187	553	464	89	(64)	(15)	(85)
Spain		6,563	(841)	5,722	814	663	151	(112)	(37)	(9)
Poland		4,799	(88)	4,711	579	330	249	6	(11)	123
Rest of Europe		7,935	(541)	7,394	1,141	660	481	(103)	(33)	77
South, Central America and the Caribbean (“SAC”)
Colombia[1]		12,415	(1)	12,414	3,975	489	3,486	(575)	46	38
Panama[1]		4,906	(124)	4,782	2,170	340	1,830	(7)	(27)	5
Costa Rica[1]		2,818	(351)	2,467	1,127	116	1,011	(23)	(11)	27
Rest of SAC[1]		11,378	(778)	10,600	2,875	437	2,438	(1,226)	(28)	(182)
Asia, Middle East and Africa (“AMEA”)
Philippines[2]		9,655	—	9,655	2,687	530	2,157	21	(1)	(24)
Egypt		6,950	(5)	6,945	2,454	539	1,915	(213)	(78)	(253)
Rest of AMEA		11,858	(12)	11,846	1,617	299	1,318	(112)	(27)	27
Others		18,846	(8,597)	10,249	(2,962)	803	(3,765)	(2,174)	(20,323)	2,653

Continuing operations		263,516	(13,571)	249,945	51,534	15,991	35,543	(1,670)	(21,487)	4,489
Discontinued operations		9,186	(207)	8,979	1,232	693	539	(2)	(10)	(47)

Total	Ps	272,702	(13,778)	258,924	52,766	16,684	36,082	(1,672)	(21,497)	4,442

2015		Net sales (including related parties)	Less: Related parties	Net sales	Operating EBITDA	Less: depreciation and amortization	Operating Earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	Ps	50,260	(5,648)	44,612	15,362	2,399	12,963	(684)	(210)	915
United States		56,846	(18)	56,828	7,985	5,629	2,356	234	(437)	(144)
Europe
United Kingdom		20,227	—	20,227	2,705	1,004	1,701	(147)	(95)	(299)
France		12,064	—	12,064	670	438	232	(8)	(48)	(10)
Germany		8,285	(1,276)	7,009	542	389	153	49	(14)	(61)
Spain		6,151	(755)	5,396	1,031	604	427	(735)	(72)	(2)
Poland		4,445	(108)	4,337	598	295	303	18	(54)	33
Rest of Europe		7,457	(660)	6,797	1,110	739	371	(187)	(23)	(122)
South, Central America and the Caribbean (“SAC”)
Colombia[1]		11,562	(2)	11,560	4,041	500	3,541	(88)	(50)	(570)
Panama[1]		4,599	(68)	4,531	1,869	298	1,571	(180)	(13)	2
Costa Rica[1]		2,658	(229)	2,429	1,096	102	994	(2)	(9)	2
Rest of SAC[1]		12,177	(1,988)	10,189	2,295	445	1,850	(87)	(22)	(119)
Asia, Middle East and Africa (“AMEA”)
Philippines[2]		8,436	(4)	8,432	2,206	447	1,759	(12)	(20)	19
Egypt		6,923	(5)	6,918	1,777	536	1,241	(254)	(115)	114
Rest of AMEA		9,929	—	9,929	1,250	244	1,006	(53)	(23)	(1)
Others		16,793	(8,752)	8,041	(3,003)	589	(3,592)	(896)	(18,579)	(1,090)

Continuing operations		238,812	(19,513)	219,299	41,534	14,658	26,876	(3,032)	(19,784)	(1,333)
Discontinued operations		11,944	(56)	11,888	1,201	978	223	23	(17)	66

Total	Ps	250,756	(19,569)	231,187	42,735	15,636	27,099	(3,009)	(19,801)	(1,267)

1	CEMEX Latam Holdings, S.A. (“CLH”), entity incorporated in Spain, trades its ordinary shares in the Colombian Stock Exchange. CLH is the indirect holding company of CEMEX’s operations in Colombia, Panama, Costa Rica, Guatemala, Nicaragua, El Salvador and Brazil. At year end 2017 and 2016, there is a non-controlling interest in CLH of approximately 26.75% and 26.72%, respectively, of its ordinary shares, excluding shares held in CLH’s treasury (note 20.4).
2	CEMEX’s operations in the Philippines are conducted through CEMEX Holdings Philippines, Inc. (“CHP”), subsidiary incorporated in the Philippines which since July 2016 trades its ordinary shares in the Philippines Stock Exchange under the symbol CHP. As of December 31, 2017 and 2016, there is a non-controlling interest in CHP of 45.0% of its ordinary shares (note 20.4).
3	As mentioned in note 4.1, in February 2017, CEMEX’s acquired a controlling interest in TCL, which main operations are located in Trinidad and Tobago (“T&T”), Jamaica and Barbados. TCL shares trade in the T&T stock exchange. As of December 31, 2017, there is a non-controlling interest in TCL of approximately 30.2% of its ordinary shares (note 20.4).

The information of share of profits of equity accounted investees by geographic operating segment for the years ended December 31, 2017, 2016 and 2015 is included in the note 13.1.

As of December 31, 2017 and 2016, selected statement of financial position information by geographic segment was as follows:

2017		Equity accounted investees	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets[1]
Mexico	Ps	241	71,280	71,521	23,574	47,947	2,133
United States		1,573	266,769	268,342	32,366	235,976	3,498
Europe
United Kingdom		107	34,774	34,881	24,160	10,721	1,010
France		1,055	18,481	19,536	7,360	12,176	372
Germany		85	9,010	9,095	6,848	2,247	441
Spain		—	25,731	25,731	3,543	22,188	553
Poland		9	5,477	5,486	3,086	2,400	230
Rest of Europe		158	16,123	16,281	3,627	12,654	321
South, Central America and the Caribbean
Colombia		—	24,406	24,406	11,307	13,099	1,178
Panama		—	7,232	7,232	1,029	6,203	152
Costa Rica		—	1,869	1,869	646	1,223	42
Caribbean TCL		—	11,004	11,004	4,917	6,087	584
Rest of South, Central America and the Caribbean		31	11,298	11,329	4,366	6,963	357
Asia, Middle East and Africa
Philippines		6	11,548	11,554	2,617	8,937	518
Egypt		1	4,602	4,603	1,776	2,827	418
Rest of Asia, Middle East and Africa		—	13,671	13,671	8,027	5,644	449
Others		5,306	24,356	29,662	217,914	(188,252)	163

Continuing operations		8,572	557,631	566,203	357,163	209,040	12,419
Assets held for sale and related liabilities (note 12.1)		—	1,378	1,378	—	1,378	—

Total	Ps	8,572	559,009	567,581	357,163	210,418	12,419

2016		Equity accounted investees	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets[1]
Mexico	Ps	490	70,012	70,502	20,752	49,750	1,651
United States		1,587	287,492	289,079	30,118	258,961	3,760
Europe
United Kingdom		104	32,469	32,573	22,914	9,659	599
France		909	16,855	17,764	6,829	10,935	379
Germany		74	8,396	8,470	6,694	1,776	507
Spain		13	27,251	27,264	3,206	24,058	490
Poland		10	5,036	5,046	2,072	2,974	181
Rest of Europe		270	15,345	15,615	3,221	12,394	258
South, Central America and the Caribbean
Colombia		—	26,532	26,532	11,548	14,984	3,633
Panama		—	7,958	7,958	1,144	6,814	126
Costa Rica		—	1,928	1,928	691	1,237	73
Rest of South, Central America and the Caribbean		28	12,517	12,545	4,133	8,412	441
Asia, Middle East and Africa
Philippines		6	12,308	12,314	2,696	9,618	341
Egypt		1	5,512	5,513	2,907	2,606	381
Rest of Asia, Middle East and Africa		—	12,347	12,347	6,994	5,353	394
Others		6,996	26,253	33,249	276,269	(243,020)	65

Continuing operations		10,488	568,211	578,699	402,188	176,511	13,279
Assets held for sale and related liabilities (note 12.1)		—	21,029	21,029	815	20,214	—

Total	Ps	10,488	589,240	599,728	403,003	196,725	13,279

1	In 2017 and 2016, the column “Additions to fixed assets” includes capital expenditures of Ps9,514 and Ps12,676, respectively (note 14).

Total consolidated liabilities as of December 31, 2017 and 2016 included debt of Ps193,995 and Ps236,238, respectively. Of such balances, as of December 31, 2017 and 2016, approximately 80% and 73% was in the Parent Company, less than 1% and 1% was in Spain, 15% and 25% was in finance subsidiaries in the Netherlands, Luxembourg and the United States, and 4% and 2% was in other countries, respectively. The Parent Company and the finance subsidiaries mentioned above are included within the segment “Others.”

Net sales by product and geographic segment for the years ended December 31, 2017, 2016 and 2015 were as follows:

2017		Cement	Concrete	Aggregates	Others	Eliminations	Net sales
Mexico	Ps	42,195	14,672	3,416	11,211	(14,127)	57,367
United States		27,804	35,400	14,436	6,235	(18,339)	65,536
Europe
United Kingdom		4,879	7,459	7,758	8,067	(7,984)	20,179
France		—	13,367	6,373	205	(3,783)	16,162
Germany		3,595	4,668	2,134	2,335	(4,015)	8,717
Spain		5,499	944	259	676	(1,498)	5,880
Poland		3,230	2,532	701	226	(1,211)	5,478
Rest of Europe		6,236	2,715	1,055	462	(1,893)	8,575
South, Central America and the Caribbean
Colombia		7,043	4,024	1,224	1,960	(3,566)	10,685
Panama		3,876	1,725	452	180	(1,219)	5,014
Costa Rica		2,095	386	122	120	(297)	2,426
Caribbean TCL		4,097	29	19	215	(77)	4,283
Rest of South, Central America and the Caribbean		11,412	1,308	268	307	(2,451)	10,844
Asia, Middle East and Africa
Philippines		8,093	67	159	52	(75)	8,296
Egypt		3,347	479	16	173	(153)	3,862
Rest of Asia, Middle East and Africa		928	11,078	2,875	2,148	(3,513)	13,516
Others		—	—	—	22,515	(11,204)	11,311

Continuing operations		134,329	100,853	41,267	57,087	(75,405)	258,131
Discontinued operations		—	525	340	687	(3)	1,549

Total	Ps	134,329	101,378	41,607	57,774	(75,408)	259,680

2016		Cement	Concrete	Aggregates	Others	Eliminations	Net sales
Mexico	Ps	37,647	13,664	3,156	11,773	(13,509)	52,731
United States		28,585	35,843	14,565	7,107	(19,546)	66,554
Europe
United Kingdom		5,267	7,830	8,195	7,889	(8,028)	21,153
France		—	11,883	5,640	278	(3,266)	14,535
Germany		3,416	4,539	2,112	2,262	(4,142)	8,187
Spain		5,478	823	196	472	(1,247)	5,722
Poland		2,811	2,237	579	219	(1,135)	4,711
Rest of Europe		5,286	2,254	911	338	(1,395)	7,394
South, Central America and the Caribbean
Colombia		8,814	4,522	1,364	1,761	(4,047)	12,414
Panama		3,794	1,577	413	139	(1,141)	4,782
Costa Rica		2,144	390	179	126	(372)	2,467
Rest of South, Central America and the Caribbean		10,998	1,526	322	298	(2,544)	10,600
Asia, Middle East and Africa
Philippines		9,405	143	164	70	(127)	9,655
Egypt		6,076	943	26	217	(317)	6,945
Rest of Asia, Middle East and Africa		961	9,535	2,519	1,379	(2,548)	11,846
Others		—	—	—	18,851	(8,602)	10,249

Continuing operations		130,682	97,709	40,341	53,179	(71,966)	249,945
Discontinued operations		422	1,366	785	6,665	(259)	8,979

Total	Ps	131,104	99,075	41,126	59,844	(72,225)	258,924

2015		Cement	Concrete	Aggregates	Others	Eliminations	Net sales
Mexico	Ps	30,384	13,163	2,860	9,956	(11,751)	44,612
United States		23,358	30,129	11,914	7,994	(16,567)	56,828
Europe
United Kingdom		4,705	7,729	7,614	7,859	(7,680)	20,227
France		—	10,026	4,410	224	(2,596)	12,064
Germany		3,098	3,749	1,790	2,103	(3,731)	7,009
Spain		5,265	721	150	392	(1,132)	5,396
Poland		2,630	1,916	489	197	(895)	4,337
Rest of Europe		5,075	1,945	728	562	(1,513)	6,797
South, Central America and the Caribbean
Colombia		8,158	4,428	1,329	1,345	(3,700)	11,560
Panama		3,368	1,424	383	172	(816)	4,531
Costa Rica		2,092	367	138	109	(277)	2,429
Rest of South, Central America and the Caribbean		9,633	2,058	376	451	(2,329)	10,189
Asia, Middle East and Africa
Philippines		8,270	115	96	62	(111)	8,432
Egypt		6,052	975	36	236	(381)	6,918
Rest of Asia, Middle East and Africa		880	7,956	1,931	1,115	(1,953)	9,929
Others		—	—	—	16,811	(8,770)	8,041

Continuing operations		112,968	86,701	34,244	49,588	(64,202)	219,299
Discontinued operations		1,046	3,877	1,928	5,474	(437)	11,888

Total	Ps	114,014	90,578	36,172	55,062	(64,639)	231,187